DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of Fair Values and Notional Amounts of Derivative Instruments
The fair values and notional amounts of derivative instruments are set out in the following table:

	2022			2021
	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	75,619	1,135	1,266	60,638	611	663
Currency swaps	373,735	7,181	7,480	319,882	3,451	3,171
Options purchased	7,820	417	–	5,045	371	–
Options written	7,049	–	470	5,660	–	428
	464,223	8,733	9,216	391,225	4,433	4,262
Interest rate contracts:
Interest rate swaps	6,108,594	14,073	12,308	3,582,028	14,775	10,814
Forward rate agreements	75,499	3	4	6,437	1	1
Options purchased	18,875	864	–	19,145	1,907	–
Options written	23,245	–	986	18,483	–	1,590
Futures	31,335	26	34	214,983	19	13
	6,257,548	14,966	13,332	3,841,076	16,702	12,418
Credit derivatives	6,689	134	118	6,740	95	175
Equity and other contracts	16,490	845	849	12,539	735	878
Total derivative assets/liabilities – trading and other	6,744,950	24,678	23,515	4,251,580	21,965	17,733
Hedging
Derivatives designated as fair value hedges:
Interest rate and other swaps	152,662	10	503	172,695	46	308
Currency swaps	35	1	–	34	7	–
	152,697	11	503	172,729	53	308
Derivatives designated as cash flow hedges:
Interest rate swaps	249,703	1	3	109,093	6	1
Exchange rate forward rate agreements	1,542	63	21	1,895	27	18
	251,245	64	24	110,988	33	19
Total derivative assets/liabilities – hedging	403,942	75	527	283,717	86	327
Total recognised derivative assets/liabilities	7,148,892	24,753	24,042	4,535,297	22,051	18,060

Schedule of Amount, Timing and Uncertainty of Future Cash Flows
Details of the Group’s hedging instruments are set out below:

	Maturity
At 31 December 2022	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	35	35
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	1,904	12,765	37,488	64,307	36,198	152,662
Average fixed interest rate	1.51%	0.17%	0.72%	1.92%	1.94%
Cash flow hedges
Foreign exchange
Currency swap
Notional	–	–	509	1,004	29	1,542
Average EUR/GBP exchange rate	–	–	1.15	1.10	1.04
Average USD/GBP exchange rate	–	–	1.24	1.25	–
Interest rate
Interest rate swap
Notional	4,741	6,472	26,175	161,391	50,924	249,703
Average fixed interest rate	3.01%	1.18%	2.36%	2.40%	1.60%

	Maturity
At 31 December 2021	Up to 1 month £m	1–3 months £m	3–12 months £m	1–5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	–	–	–	34	34
Average fixed interest rate	–	–	–	–	1.28%
Average EUR/GBP exchange rate	–	–	–	–	1.38
Interest rate swap
Notional	1,396	2,784	18,568	121,878	28,069	172,695
Average fixed interest rate	2.84%	1.31%	0.95%	0.68%	1.94%
Cash flow hedges
Foreign exchange
Currency swap
Notional	46	200	821	828	–	1,895
Average USD/GBP exchange rate	1.36	1.36	1.36	1.35	1.27
Interest rate
Interest rate swap
Notional	1,000	625	10,428	58,896	38,144	109,093
Average fixed interest rate	0.00%	0.23%	0.55%	0.81%	0.65%

Swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of the Effects of Hedge Accounting on Swaps
The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
At 31 December 2022	Contract/ notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges
Interest rate
Currency swaps	35	1	–	(2)
Interest rate swaps	152,662	10	503	1,286
Cash flow hedges
Foreign exchange
Currency swaps	1,542	63	21	198
Interest rate
Interest rate swaps	249,703	1	3	(6,990)

	Carrying amount of the hedging instrument
At 31 December 2021	Contract/ notional amount £m	Assets £m	Liabilities £m	Changes in fair value used for calculating hedge ineffectiveness £m
Fair value hedges
Interest rate
Currency swaps	34	7	–	(2)
Interest rate swaps	172,695	46	308	946
Cash flow hedges
Foreign exchange
Currency swaps	1,895	27	18	(6)
Interest rate
Interest rate swaps	109,093	6	1	(2,642)

Debt securities
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of the Effects of Hedge Accounting and Amounts Reclassified from Reserves to Income Statement
The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
At 31 December 2022	Assets £m	Liabilities £m	Assets £m	Liabilities £m		Continuing hedges £m	Discontinued hedges £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	73,282	–	(2,602)	–	(3,198)
Fixed rate issuance[2]	–	52,190	–	2,392	4,223
Fixed rate bonds[3]	19,259	–	(1,549)	–	(2,350)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(198)	134	90
Customer deposits[4]					–	–	3
Interest rate
Customer loans[1]					5,636	(5,587)	(868)
Central bank balances[5]					2,703	(2,130)	(965)
Customer deposits[4]					(1,295)	1,781	(76)

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item for ineffectiveness assessment £m	Cash flow hedging reserve
At 31 December 2021	Assets £m	Liabilities £m	Assets £m	Liabilities £m		Continuing hedges £m	Discontinued hedges £m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	88,791	–	(872)	–	(2,080)
Fixed rate issuance[2]	–	58,648	–	1,967	2,071
Fixed rate bonds[3]	25,019	–	342	–	(758)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(15)	(28)	76
Customer deposits[4]					21	–	–
Interest rate
Customer loans[1]					1,873	(742)	378
Central bank balances[5]					767	(212)	(78)
Customer deposits[4]					(110)	43	(109)
1    Included within loans and advances to customers.
2    Included within debt securities in issue.
3    Included within financial assets at fair value through other comprehensive income.
4    Included within customer deposits.
5    Included within cash and balances at central banks.

Change in fair value of hedged item for ineffectiveness assessment
DERIVATIVE FINANCIAL INSTRUMENTS (Tables) [Line Items]
Schedule of the Effects of Hedge Accounting and Amounts Reclassified from Reserves to Income Statement
Gains and losses arising from hedge accounting are summarised as follows:

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to income statement as:
At 31 December 2022			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		22
Fixed rate issuance		(49)
Fixed rate bonds		(14)
Cash flow hedges
Foreign exchange
Foreign currency issuance	198	–	–	(22)	Interest expense
Customer deposits	3	–	–	–	Interest expense
Interest rate
Customer loans	(6,145)	(30)	–	53	Interest income
Central bank balances	(2,831)	–	–	26	Interest income
Customer deposits	1,785	20	–	(14)	Interest expense

	Gain (loss) recognised in other comprehensive income £m	Hedge ineffectiveness recognised in the income statement[1] £m	Amounts reclassified from reserves to income statement as:
At 31 December 2021			Hedged cash flows will no longer occur £m	Hedged item affected income statement £m	Income statement line item that includes reclassified amount
Fair value hedges
Interest rate
Fixed rate mortgages		207
Fixed rate issuance		(23)
Fixed rate bonds		(7)
Cash flow hedges
Foreign exchange
Foreign currency issuance	16	–	3	(18)	Interest expense
Customer deposits	28	–	–	–	Interest expense
Interest rate
Customer loans	(1,830)	(43)	–	(456)	Interest income
Central bank balances	(515)	(27)	–	(180)	Interest income
Customer deposits	22	1	–	30	Interest expense
1    Hedge ineffectiveness is included in the income statement within net trading income.